Schedule of Investments ─ IQ Hedge Long/Short Tracker ETF

July 31, 2022 (unaudited)

	Shares	Value
Exchange Traded Note — 1.1%

Volatility Note — 1.1%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $225,878)	11,212	$234,779

Investment Companies — 99.5%

Bank Loan Funds — 7.5%
Invesco Senior Loan ETF	23,959	502,420
SPDR Blackstone Senior Loan ETF(a)	25,436	1,081,539

Total Bank Loan Funds		1,583,959

International Equity Core Funds — 30.7%
iShares Core MSCI EAFE ETF	50,398	3,127,196
Vanguard FTSE Developed Markets ETF(a)	78,757	3,383,401

Total International Equity Core Funds		6,510,597

International Large Cap Growth Fund — 6.4%
iShares MSCI EAFE Growth ETF	15,602	1,358,466

Investment Grade Corporate Bond Funds — 18.9%
iShares Broad USD Investment Grade Corporate Bond ETF	6,430	337,896
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,951	1,598,924
Vanguard Intermediate-Term Corporate Bond ETF(a)	24,983	2,072,590

Total Investment Grade Corporate Bond Funds		4,009,410

U.S. Large Cap Core Funds — 20.8%
Energy Select Sector SPDR Fund	2,498	195,893
Financial Select Sector SPDR Fund(a)	22,531	759,520
Health Care Select Sector SPDR Fund(a)	13,322	1,763,833
Vanguard Energy ETF	380	41,789
Vanguard Financials ETF	2,687	222,860
Vanguard Health Care ETF	5,865	1,435,693

Total U.S. Large Cap Core Funds		4,419,588

U.S. Momentum Fund — 7.6%
iShares MSCI USA Momentum Factor ETF	11,267	1,615,913

U.S. REITS Funds — 3.9%
Fidelity MSCI Real Estate Index ETF	1,116	32,967
iShares Core U.S. REIT ETF	684	39,836
Vanguard Real Estate ETF	7,744	766,346

Total U.S. REITS Funds		839,149

U.S. Small Cap Value Funds — 2.1%
iShares Russell 2000 Value ETF	801	119,550
iShares S&P Small-Cap 600 Value ETF	913	88,214
Vanguard Small-Cap Value ETF	1,404	231,014

Total U.S. Small Cap Value Funds		438,778

U.S. Ultra Short Term Bond Funds — 1.6%
Goldman Sachs Access Treasury 0-1 Year ETF	254	25,372
Invesco Treasury Collateral ETF	256	27,011
IQ Ultra Short Duration ETF†	4,704	223,440
iShares Short Treasury Bond ETF	325	35,789
SPDR Bloomberg 1-3 Month T-Bill ETF	137	12,531

Total U.S. Ultra Short Term Bond Funds		324,143

Total Investment Companies
(Cost $22,799,694)		21,100,003

Short-Term Investments — 24.0%

Money Market Funds — 24.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	5,046,200	5,046,200
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)	39,207	39,207
Total Short-Term Investments
(Cost $5,085,407)		5,085,407

Total Investments — 124.6%
(Cost $28,110,979)		26,420,189
Other Assets and Liabilities, Net — (24.6)%		(5,203,823)
Net Assets — 100.0%		$21,216,366

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,685,390; total market value of collateral held by the Fund was $5,794,594. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $748,394.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022:

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.06%	12/04/2023	Monthly	$(309,377)	$–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	19,919	–
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	3,338	–
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	77,162	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	2,597	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	179,270	–
Industrial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	12/04/2023	Monthly	(277,356)	–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	51,041	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	2,743	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	23,851	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	21,090	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	34,315	–
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	317,758	–
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	4,077	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	162,402	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	138,006	–
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	164,216	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF - 2.03%	12/04/2023	Monthly	(149,017)	–
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	12,089	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	8,986	–
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	3,634	–
iShares U.S. Industrials ETF	Morgan Stanley	1-Day FEDEF - 5.98%	12/04/2023	Monthly	(23,775)	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF - 5.38%	12/04/2023	Monthly	(111,622)	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 3.10%	12/04/2023	Monthly	(51,934)	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	109,872	–
SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	1,281	–
SPDR S&P 600 Small Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 13.38%	12/04/2023	Monthly	(33,696)	–
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.09%	12/04/2023	Monthly	(278,489)	–
Vanguard Consumer Discretionary ETF	Morgan Stanley	1-Day FEDEF - 14.38%	12/04/2023	Monthly	(92,974)	–
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	4,289	–
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	22,643	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF - 1.38%	12/04/2023	Monthly	(249,687)	–

Schedule of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022: (continued)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	$343,766	$–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF - 0.35%	12/04/2023	Monthly	(266,322)	–
Vanguard Health Care ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	145,895	–
Vanguard Industrials ETF	Morgan Stanley	1-Day FEDEF - 5.88%	12/04/2023	Monthly	(72,059)	–
Vanguard Information Technology ETF	Morgan Stanley	1-Day FEDEF - 0.88%	12/04/2023	Monthly	(106,988)	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	210,552	–
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 2.43%	12/04/2023	Monthly	(40,413)	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	77,882	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF - 1.98%	12/04/2023	Monthly	(25,263)	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 4.13%	12/04/2023	Monthly	(196,329)	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	23,529	–
						$–

At July 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(e)	Reflects the value at reset date of July 31, 2022.

Abbreviations
FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Note	$234,779	$–	$–	$234,779
Investment Companies	21,100,003	–	–	21,100,003
Short-Term Investments:
Money Market Funds	5,085,407	–	–	5,085,407
Total Investments in Securities	26,420,189	–	–	26,420,189
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$26,420,189	$–	$–	$26,420,189
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

Schedule of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2022 (unaudited)

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2022	Value ($) at 07/31/2022
IQ Ultra Short Duration ETF	5,260	252,375	16,522	(43,174)	(824)	(1,459)	1,209	–	4,704	223,440